Schedule I - Parent Company Information	12 Months Ended
Dec. 31, 2015
Schedule I - Parent Company Information

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I—CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

Parent Company Information

Years Ended December 31, 2015, 2014 and 2013

(All currency expressed in United States dollars in thousands)

	2015		2014		2013
Operating expenses:
General and administrative expense		$2,966		$3,755		$3,353
Long-term incentive compensation expense		432		425		499

Total operating expenses		3,398		4,180		3,852

Loss from operations		(3,398)		(4,180)		(3,852)

Other income:
Equity in net income of subsidiaries		115,861		199,232		193,222
Interest income		—		2		4

Net other income		115,861		199,234		193,226

Income before income tax		112,463		195,054		189,374
Income tax expense		—		—		—

Net income		112,463		195,054		189,374
Less: Net income attributable to the noncontrolling interests	(5,576)		(5,692)		(6,565)

Net income attributable to Textainer Group Holdings Limited common shareholders	$106,887		$189,362		$182,809

Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$1.88		$3.34		$3.25
Diluted	$1.87		$3.32		$3.21
Weighted average shares outstanding (in thousands):
Basic	56,953		56,719		56,317
Diluted	57,093		57,079		56,862
Other comprehensive income:
Foreign currency translation adjustments		(240)		(112)		(45)

Comprehensive income		112,223		194,942		189,329
Comprehensive income attributable to the noncontrolling interest		(5,576)		(5,692)		(6,565)

Comprehensive income attributable to Textainer Group Holdings Limited common shareholders		$106,647		$189,250		$182,764

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I—CONDENSED BALANCE SHEETS

Parent Company Information

December 31, 2015 and 2014

(All currency expressed in United States dollars in thousands)

	2015	2014
Assets
Current assets:
Cash and cash equivalents	$5,209	$2,743
Prepaid expenses	188	204
Due (to) from affiliates, net	(175)	410

Total current assets	5,222	3,357
Investments in subsidiaries	1,198,560	1,189,841

Total assets	$1,203,782	$1,193,198

Liabilities and Shareholders’ Equity
Current liabilities:
Accrued expenses	$1,107	$653

Total current liabilities	1,107	653

Shareholders’ equity:
Common shares	572	565
Additional paid-in capital	385,020	378,316
Treasury shares	(9,149)	—
Accumulated other comprehensive income	(283)	(43)
Retained earnings	826,515	813,707

Total shareholders’ equity	1,202,675	1,192,545

Total liabilities and shareholders’ equity	$1,203,782	$1,193,198

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I—CONDENSED STATEMENTS OF CASH FLOWS

Parent Company Information

Years ended December 31, 2015, 2014 and 2013

(All currency expressed in United States dollars in thousands)

	2015	2014	2013
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	$112,463	$195,054	$189,374

Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries	(115,861)	(199,232)	(193,222)
Dividends received from subsidiaries	100,000	99,500	98,000
Share-based compensation	7,743	7,499	5,694
Decrease (increase) in:
Prepaid expenses	16	(4)	52
Increase (decrease) in:
Accrued expenses	454	(71)	335

Total adjustments	(7,648)	(92,308)	(89,141)

Net cash provided by operating activities	104,815	102,746	100,233

Cash flows from investing activities:
Increase in investments in subsidiaries, net	233	112	46

Net cash provided by investing activities	233	112	46

Cash flows from financing activities:
Purchase of treasury shares	(9,149)	—	—
Issuance of common shares upon exercise of share options	301	2,497	3,617
Issuance of common shares in public offering	—	—	—
Dividends paid	(94,079)	(106,648)	(104,199)
Due from affiliates, net	585	2,892	(2,451)

Net cash used in financing activities	(102,342)	(101,259)	(103,033)

Effect of exchange rate changes	(240)	(112)	(45)

Net increase (decrease) in cash and cash equivalents	2,466	1,487	(2,799)

Cash and cash equivalents, beginning of the year	2,743	1,256	4,055

Cash and cash equivalents, end of the year	$5,209	$2,743	$1,256